Schedule of deferred tax assets (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	€ 16,084,600	€ 13,876,117	€ 11,772,870
Other temporary differences	4,558	130,130	150,347
Allowance for corporate equity	481,071	481,071	495,692
Total deferred tax assets	16,570,239	14,487,319	12,418,909
Valuation allowance	(16,570,239)	(14,487,319)	(12,418,909)
Net deferred tax assets